UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

       /s/ Thomas J Curran     Albany, NY     July 03, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $103,185 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101     2370    60175 SH       SOLE                    59705        0      520
ALCON INC                      COM SHS          H01301102      838     5150 SH       SOLE                        0        0     5150
AMERICAN EXPRESS CO            COM              025816109     1848    49055 SH       SOLE                    24930        0    24165
AUTOMATIC DATA PROCESSING IN   COM              053015103      279     6660 SH       SOLE                        0        0     6660
BECTON DICKINSON & CO          COM              075887109     4357    53590 SH       SOLE                    53060        0      550
BED BATH & BEYOND INC          COM              075896100     2160    76856 SH       SOLE                    76391        0      565
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     5594   102000 SH       SOLE                    91355        0    10770
CISCO SYS INC                  COM              17275r102     7193   309263 SH       SOLE                   275298        0    34390
COLGATE PALMOLIVE CO           COM              194162103      729    10545 SH       SOLE                    10450        0      125
DANAHER CORP DEL               COM              235851102     4749    61430 SH       SOLE                    60850        0      620
EXXON MOBIL CORP               COM              30231g102     1040    11806 SH       SOLE                      190        0    11616
GENERAL ELECTRIC CO            COM              369604103      494    18505 SH       SOLE                        0        0    18505
GILEAD SCIENCES INC            COM              375558103      405     7650 SH       SOLE                        0        0     7650
ISHARES TR                     DJ US INDUSTRL   464287754      383     5935 SH       SOLE                     5935        0        0
JOHNSON & JOHNSON              COM              478160104     7185   111665 SH       SOLE                   110690        0     1185
NOKIA CORP                     SPONSORED ADR    654902204     4299   175485 SH       SOLE                   149325        0    26345
NOVO-NORDISK A S               ADR              670100205     5358    81180 SH       SOLE                    80550        0      740
ORACLE CORP                    COM              68389x105     4598   218960 SH       SOLE                   190870        0    28175
PAYCHEX INC                    COM              704326107     3193   102065 SH       SOLE                   100905        0     1330
PEPSICO INC                    COM              713448108     8101   127391 SH       SOLE                   117126        0    10455
PFIZER INC                     COM              717081103      375    21445 SH       SOLE                     2875        0    18570
PRAXAIR INC                    COM              74005p104     5728    60786 SH       SOLE                    53301        0     7535
PROCTER & GAMBLE CO            COM              742718109      750    12332 SH       SOLE                     1790        0    10542
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204     5254   100820 SH       SOLE                    89455        0    11480
STAPLES INC                    COM              855030102     5624   236805 SH       SOLE                   211015        0    26110
STRYKER CORP                   COM              863667101     4655    74030 SH       SOLE                    73260        0      795
SUNCOR ENERGY INC              COM              867229106     5565    95745 SH       SOLE                    90780        0     5085
WALGREEN CO                    COM              931422109     4939   151920 SH       SOLE                   142360        0     9770
WELLS FARGO & CO NEW           COM              949746101     4090   172201 SH       SOLE                   166186        0     6325
ZIMMER HLDGS INC               COM              98956P102     1032    15160 SH       SOLE                      160        0    15000